Stock-Based Compensation (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended		12 Months Ended
	Sep. 30, 2023	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Apr. 30, 2025	Sep. 29, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price per shares					$ 8.202	$ 8.202	$ 13.90
Stock based compensation expenses			$ 6,917	$ 6,917
Unrecognized stock based compensation expense		$ 237		$ 399
Weighted average period term		18 days		1 year 1 month 6 days
Stock options outstanding		$ 53		$ 414
Stock options exerciseable		53		414
Total intrinsic value		165	0		$ 4,709
Fair value of options vested		$ 224	$ 342	$ 593	$ 1,726
Issuance of warrants				20,196
Weighted average grant date dair value of options					$ 35.00
Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance		270,335,104		274,103,993
Additional grant shares		94,209		256,089
Exercise price per shares				$ 180.00
Issuance of warrants						68,276
Common Class A [Member] | Two Officers and Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock awards grant				510,000
Common Stock [Member] | Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued during period restricted stock unit				510,000
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized stock based compensation expense		$ 7,796		$ 14,066
Weighted average period term		1 year 7 months 6 days		2 years
Stock issued during period restricted stock unit	500,000
Share based compensation forfeited		20,741
Stock based compensation expense					$ 2,242
Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation forfeited					100,000
Restricted Stock Units (RSUs) [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of warrants	100,000
Restricted Stock Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized stock based compensation expense		$ 1,912		$ 2,855
Weighted average period term		1 year 8 months 12 days		2 years
Common Stock Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Accelerate vesting shares			99,999	99,999
Additional grant shares			25,000	25,000
Exercise price per shares			$ 0.10	$ 0.10
Cancelled shares			45,000	45,000
2023 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance		94,209		256,089
2023 Employee Stock Purchase Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance				68,705